Intangible assets, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Intangible assets, net
Amortization expenses		¥ 2,158	¥ 2,158
Yuancui
Intangible assets, net
Intangible assets acquired in connection with business combination	¥ 7,810
Amortization expenses		¥ 0		¥ 0